Policyholder Account Balances	12 Months Ended
Dec. 31, 2014
Policyholder Account Balances
9.	Policyholder Account Balances

As of December 31, 2014 and 2013, policyholders’ account balances consisted of the following:

	Successor	Predecessor
($ in thousands)	December 31, 2014	December 31, 2013
Interest-sensitive life contracts	$5,008,094	$5,020,265
Individual annuities	4,806,270	7,803,892
Other	14,973	299,958

Total policyholders’ account balances	$9,829,337	$13,124,115

Successor

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%.

Predecessor

The following table highlights the key contract provisions relating to policyholders’ account balances:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.6% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.0% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract